Subsequent events (Details) - USD ($)		1 Months Ended
	Sep. 04, 2020	Sep. 30, 2020	Sep. 15, 2020	Aug. 31, 2020	Aug. 21, 2020	Jul. 20, 2020	Jul. 17, 2020	Sep. 08, 2020	Jan. 31, 2020
Subsequent Event [Member]
Subsequent Events (Textual)
Aggregate of ordinary shares issued			13,200,000			3,225,000		793,651
Ordinary shares, par value			$ 0.50			$ 1.30		$ 0.63
Gross proceeds		$ 600,000		$ 600,000
Weighted exercise price		$ 0.11		$ 0.11
Asset purchase agreement, description					The Company entered into an Asset Purchase Agreement (“Agreement”) with a non-affiliated third party pursuant to which the Company purchased certain machinery and equipment for stage performances (the “Purchased Assets”) for a total purchase price of $6,818,000, of which $3,000,000 is to be paid in cash and the remaining $3,818,000 shall be paid in the form of 6,060,318 ordinary shares (the “Shares”) issued in August 2020, valued at $0.63 per share, the closing price of the Shares on August 20, 2020. $2,000,000 of the cash consideration was paid in August 2020 and the remaining $1,000,000 was settled in November 2020.
Subsequent Event [Member] | Common stock
Subsequent Events (Textual)
Conversion of shares		5,227,274		5,227,274
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Textual)
Conversion of shares		5,227,274		5,227,274
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Textual)
Aggregate of ordinary shares issued			13,200,000			3,225,000
Ordinary shares, par value	$ 0.001		$ 0.001			$ 0.001
Warrants to purchase ordinary shares			11,880,000			2,096,252
Gross proceeds	$ 2,000,000		$ 6,600,000			$ 4,190,000
Warrants exercise price			$ 0.55			$ 1.50
Warrants term			5 years 6 months			5 years 6 months
Warrants purchase price per share			$ 0.50
Warrants, description	The first installment of $500,000 worth of shares, or 793,651 shares to be issued at $0.63 per share, was closed on September 9, 2020. The Company also agreed to issue 31,746 Ordinary Shares to the Purchaser as additional consideration for the purchase of the Shares on September 9, 2020. Each of the Purchaser and the Company has the right not to proceed with any subsequent installments, with or without cause by giving the other party notice. If the Purchaser and the Company proceed with subsequent installments, in no event shall the purchase price in any subsequent installment be lower than $0.52 per share.		The Warrants contain a mandatory exercise right for the Company to force a cash exercise of the Warrants if the Ordinary Shares trade at or above 400% of the purchase price per Share in the Offering (or $2.00) for 20 consecutive trading days. The Offering closed on September 17, 2020.			The warrants contain a mandatory exercise right for the Company to force a cash exercise of the warrants if the Company’s ordinary shares trade at or above 300% of the purchase price per Share in the Offering (or $3.90) for 20 consecutive trading days.
Yang (Sean) Liu [Member]
Subsequent Events (Textual)
Ordinary shares, par value									$ 1.54
Yang (Sean) Liu [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Ordinary shares vested							300,000
Amount of monthly salary							$ 20,000
Aggregate of ordinary shares issued							300,000
Biao Lu [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Amount of monthly salary							$ 6,000
Compensation shares received							300,000